Inventories - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Opening Balance	R$ 97,934	R$ 95,053
Additional allowance recognised in profit or loss, allowance account for credit losses	7,592	83,705
Reversal Allowance Account For Credit Losses Financial Assets	3,117	6,352
Utilisation Allowance Account For Credit Losses Financial Assets	R$ 7,298	74,472
Closing Balance		R$ 97,934